UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            Form 13F

                      Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      James Morgan Rutman
           --------------------------------------------------
Address:   c/o Harvest Management, L.L.C.
           --------------------------------------------------
           600 Madison Avenue, 11th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-2854
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Morgan Rutman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-644-2202
           --------------------------------------------------

Signature, Place, and Date of Signing:


/s/ James Morgan Rutman       New York, New York       05/14/02
-----------------------------------------------------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:             165
                                               -------------

Form 13F Information Table Value Total:        $309,286
                                               -------------
                                               (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
    1              28-6362              Laurence D. Belfer
   ---            -----------        ----------------------------
    2              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    3              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------
    4              28-7748              Harvest Advisors, L.L.C.
   ---            -----------        ----------------------------
    5              28-06505             Harvest Management, L.L.C.
   ---            -----------        ----------------------------

Mr. Rutman shares investment discretion with and is reporting on behalf of Mr. Belfer, Mr. Nathaniel Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to certain of the accounts holding the securities reported herein, Mr. Rutman, Mr. Belfer, Mr. Nathaniel Bohrer and Ms. Gochberg Kellner exercise investment discretion through one or more institutional investment managers, including Harvest Management, L.L.C. and Harvest Advisors, L.L.C. Harvest Advisors, L.L.C. is filing a Form 13-F simultaneously herewith. Harvest Management, L.L.C. is not required to report investment discretion over $100 million or more in Section 13(f) securities for purposes of this Form 13-F.



                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
-------------------------------- ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
AMER INTL GROUP INC              COMMON           026874107  11,103     153,905  SH        OTHER    1,2,3,4           153,905

AOL TIME WARNER INC              COMMON           00184A105   3,405     143,962  SH        OTHER    1,2,3,4           143,962

ASML HLDG NV                     NY SHS           N07059111     203       7,994  SH        DEFINED  1,2,3,4             7,994
ASML HLDG NV                     NY SHS           N07059111     354      13,950  SH        OTHER    1,2,3,4            13,950

AT&T CORP                        COMMON           001957109   2,796     178,108  SH        OTHER    1,2,3,5           178,108
AT&T CORP                        COMMON           001957109   2,144     136,539  SH        OTHER    1,2,3,4           136,539

AT&T WIRELESS SVCS INC           COMMON           00209A106     867      96,892  SH        OTHER    1,2,3,4            96,892

AVANT CORP                       COMMON           053487104   1,495      74,619  SH        OTHER    1,2,3,4            74,619

BARD C R INC                     COMMON           067383109   1,339      22,678  SH        OTHER    1,2,3,4            22,678
BARD C R INC                     COMMON           067383109   1,744      29,535  SH        OTHER    1,2,3,5            29,535

BECKMAN COULTER INC              PUT              075811959     327       6,400  SH   PUT  OTHER    1,2,3,5             6,400
BECKMAN COULTER INC              PUT              075811959     312       6,100  SH   PUT  OTHER    1,2,3,4             6,100

BEST BUY INC                     PUT              086516951     230       2,900  SH   PUT  OTHER    1,2,3,5             2,900

CALPINE CORP                     COMMON           131347106     146      11,462  SH        OTHER    1,2,3,5            11,462

CENDANT CORP                     COMMON           151313103   2,138     111,359  SH        DEFINED  1,2,3,4           111,359
CENDANT CORP                     COMMON           151313103   4,711     245,373  SH        OTHER    1,2,3,4           245,373

CITIGROUP INC                    COMMON           172967101   3,621      73,117  SH        DEFINED  1,2,3,4            73,117
CITIGROUP INC                    COMMON           172967101   8,084     163,242  SH        OTHER    1,2,3,4           163,242

CITRIX SYS INC                   COMMON           177376100   1,388      80,340  SH        OTHER    1,2,3,4            80,340

CLEAR CHANNEL COMMUNICATIONS     COMMON           184502102   1,762      34,281  SH        DEFINED  1,2,3,4            34,281
CLEAR CHANNEL COMMUNICATIONS     COMMON           184502102   3,831      74,522  SH        OTHER    1,2,3,4            74,522

CMGI INC                         COMMON           125750109      24      18,003  SH        DEFINED  1,2,3,4            18,003
CMGI INC                         COMMON           125750109      78      57,508  SH        OTHER    1,2,3,4            57,508

COMCAST CORP                     CL A SPL         200300200   1,822      57,303  SH        DEFINED  1,2,3,4            57,303
COMCAST CORP                     CL A SPL         200300200   3,414     107,345  SH        OTHER    1,2,3,4           107,345

COMMERCE ONE INC DEL             COMMON           200693109      33      20,932  SH        DEFINED  1,2,3,4            20,932
COMMERCE ONE INC DEL             COMMON           200693109      71      45,772  SH        OTHER    1,2,3,4            45,772

COMPAQ COMPUTER CORP             COMMON           204493100   1,410     134,899  SH        OTHER    1,2,3,4          134,899
COMPAQ COMPUTER CORP             COMMON           204493100   1,307     125,101  SH        OTHER    1,2,3,5          125,101

CONOCO INC                       COMMON           208251504    1,773     60,777  SH        OTHER    1,2,3,4           60,777
CONOCO INC                       COMMON           208251504    1,436     49,223  SH        OTHER    1,2,3,5           49,223

CORNING INC                      COMMON           219350105     128      16,764  SH        DEFINED  1,2,3,4            6,764
CORNING INC                      COMMON           219350105     363      47,703  SH        OTHER    1,2,3,4           47,703

DELTA & PINE LD CO               COMMON           247357106   1,079      56,874  SH        OTHER    1,2,3,5           56,874
DELTA & PINE LD CO               COMMON           247357106     824      43,427  SH        OTHER    1,2,3,4           43,427

DEUTSCHE TELEKOM AG              SPONSORED ADR    251566105   2,625     175,246  SH        DEFINED  1,2,3,4          175,246
DEUTSCHE TELEKOM AG              SPONSORED ADR    251566105   5,433     362,703  SH        OTHER    1,2,3,4          362,703

DOLE FOOD CO INC                 PUT              256605956     233       7,500  SH   PUT  OTHER    1,2,3,5            7,500
DOLE FOOD CO INC                 PUT              256605956     233       7,500  SH   PUT  OTHER    1,2,3,4            7,500

DOW CHEM CO                      COMMON           260543103   4,070     124,403  SH        DEFINED  1,2,3,4          124,403
DOW CHEM CO                      COMMON           260543103  10,128     309,549  SH        OTHER    1,2,3,4          309,549

DUKE ENERGY CORP                 WHEN ISSUED      264399106  12,995     343,782  SH        OTHER    1,2,3,5          343,782
DUKE ENERGY CORP                 WHEN ISSUED      264399106  16,735     442,738  SH        OTHER   1,2,3,4           442,738

EASTMAN KODAK CO                 PUT              277461959     530      17,000  SH   PUT  OTHER    1,2,3,5           17,000
EASTMAN KODAK CO                 PUT              277461959     483      15,500  SH   PUT  OTHER    1,2,3,4           15,500

ELAN PLC                         RIGHT 03/31/2003 G29539148      28     464,859  SH        OTHER    1,2,3,5          464,859
ELAN PLC                         RIGHT 03/31/2003 G29539148      37     613,716  SH        OTHER    1,2,3,4          613,716

EL PASO CORP                     COMMON           28336L109   4,062      92,260  SH        DEFINED 1,2,3,4            92,260
EL PASO CORP                     COMMON           28336L109   9,453     214,703  SH        OTHER   1,2,3,4           214,703

ELANTEC SEMICONDUCTOR INC        COMMON           284155108     968      22,629  SH        OTHER   1,2,3,5            22,629
ELANTEC SEMICONDUCTOR INC        COMMON           284155108   1,166      27,271  SH        OTHER   1,2,3,4            27,271

FLUOR CORP NEW                   PUT              343412952     273       6,700  SH   PUT  OTHER    1,2,3,5            6,700

HARMONIC INC                     COMMON           413160102     126      10,856  SH        DEFINED 1,2,3,4            10,856
HARMONIC INC                     COMMON           413160102     263      22,658  SH        OTHER   1,2,3,4            22,658

HEWLETT PACKARD CO               COMMON           428236103     354      19,748  SH        OTHER   1,2,3,4           19,748
HEWLETT PACKARD CO               COMMON           428236103     543      30,252  SH        OTHER   1,2,3,5           30,252

HEWLETT PACKARD CO               PUT              428236953      60      27,800  SH   PUT  OTHER    1,2,3,4           27,800
HEWLETT PACKARD CO               PUT              428236953      48      22,200  SH   PUT  OTHER    1,2,3,5           22,200

ICN PHARMACEUTICALS INC NEW      COMMON           448924100     626      19,730  SH        OTHER   1,2,3,5            19,730
ICN PHARMACEUTICALS INC NEW      COMMON           448924100     485      15,270  SH        OTHER   1,2,3,4            15,270

IGEN INC                         COMMON           449536101     430      11,350  SH        OTHER   1,2,3,5            11,350
IGEN INC                         COMMON           449536101     328       8,650  SH        OTHER   1,2,3,4             8,650

IMAX CORP                        COMMON           45245E109     317      67,621  SH        OTHER    1,2,3,5           67,621
IMAX CORP                        COMMON           45245E109     246      52,379  SH        OTHER    1,2,3,4           52,379

INCO LTD                         *W EXP 08/21/200 453258139     103      17,985  SH        OTHER    1,2,3,5           17,985

IMMUNEX CORP NEW                 COMMON           452528102   1,254      41,427  SH        OTHER    1,2,3,4           41,427
IMMUNEX CORP NEW                 COMMON           452528102   1,016      33,573  SH        OTHER    1,2,3,5           33,573

INDIGO N V                       ORD              N44495104     181      27,831  SH        OTHER    1,2,3,4           27,831
INDIGO N V                       ORD              N44495104     144      22,169  SH        OTHER    1,2,3,5           22,169

INTERGRAPH CORP                  COMMON           458683109     476      27,029  SH        OTHER    1,2,3,5           27,029
INTERGRAPH CORP                  COMMON           458683109     369      20,971  SH        OTHER    1,2,3,4           20,971

I2 TECHNOLOGIES INC              COMMON           465754109     493      97,456  SH        OTHER    1,2,3,4           97,456

IVEX PACKAGING CORP DEL          COMMON           465855104     447      19,487  SH        OTHER    1,2,3,4           19,487
IVEX PACKAGING CORP DEL          COMMON           465855104     356      15,513  SH        OTHER    1,2,3,5           15,513

JDS UNIPHASE CORP                COMMON           46612J101     569      96,598  SH        DEFINED  1,2,3,4           96,598
JDS UNIPHASE CORP                COMMON           46612J101   1,152     195,668  SH        OTHER    1,2,3,4          195,668

JOHNSON & JOHNSON                COMMON           478160104   2,680      41,255  SH        OTHER    1,2,3,4           41,255

J P MORGAN CHASE & CO            COMMON           46625H100   3,684     103,351  SH        DEFINED  1,2,3,4          103,351
J P MORGAN CHASE & CO            COMMON           46625H100   9,617     269,752  SH        OTHER    1,2,3,4          269,752

KROGER CO                        COMMON           501044101   2,243     101,200  SH        OTHER    1,2,3,4          101,200

L90 INC                          COMMON           539441105      47      39,864  SH        OTHER    1,2,3,4           39,864
L90 INC                          COMMON           539441105      62      52,136  SH        OTHER    1,2,3,5           52,136

LEGATO SYS INC                   COMMON           524226107     174      19,335  SH        OTHER    1,2,3,4           19,335
LEGATO SYS INC                   COMMON           524226107     141      15,665  SH        OTHER    1,2,3,5           15,665

LINCARE HLDGS INC                PUT              532791950     209       7,700  SH   PUT  OTHER    1,2,3,5            7,700

LUCENT TECHNOLOGIES INC          COMMON           549463107     134      28,385  SH        OTHER    1,2,3,5           28,385
LUCENT TECHNOLOGIES INC          COMMON           549463107     102      21,615  SH        OTHER    1,2,3,4           21,615

MACFEE COM CORP                  CL A             579062100   1,865     113,215  SH        OTHER    1,2,3,4          113,215
MACFEE COM CORP                  CL A             579062100   1,429      86,785  SH        OTHER    1,2,3,5           86,785

MAGNUM HUNTER RES INC            COM PAR $0.002   55972F203     442      56,543  SH        OTHER    1,2,3,4           56,543
MAGNUM HUNTER RES INC            COM PAR $0.002   55972F203     574      73,457  SH        OTHER    1,2,3,5           73,457

MANOR CARE INC NEW               COMMON           564055101     100       4,278  SH        OTHER    1,2,3,4            4,278
MANOR CARE INC NEW               COMMON           564055101     133       5,722  SH        OTHER    1,2,3,5            5,722

MATTEL INC                       COMMON           577081102   1,847      88,640  SH        OTHER    1,2,3,4           88,640

MAXIM INTEGRATED PRODS INC       COMMON           57772K101     322       5,783  SH        DEFINED  1,2,3,4            5,783
MAXIM INTEGRATED PRODS INC       COMMON           57772K101     759      13,620  SH        OTHER    1,2,3,4           13,620


MCGRATH RENTCORP                 COMMON           580589109   1,179      38,339  SH        OTHER    1,2,3,4           38,339
MCGRATH RENTCORP                 COMMON           580589109     949      30,861  SH        OTHER    1,2,3,5           30,861

MEDIMMUNE INC                    COMMON           584699102   3,826      97,285  SH        OTHER    1,2,3,4           97,285
MEDIMMUNE INC                    COMMON           584699102   1,079      27,438  SH        OTHER    1,2,3,4           27,438

METROGOLDWYNMAYER INC            COMMON           591610100     379      22,805  SH        OTHER    1,2,3,5           22,805
METROGOLDWY-MAYER INC            COMMON           591610100     286      17,195  SH        OTHER    1,2,3,4           17,195

MOORE LTD                        COMMON           615785102     140      10,724  SH        OTHER    1,2,3,4           10,724
MOORE LTD                        COMMON           615785102     186      14,276  SH        OTHER    1,2,3,5           14,276

NORTEL NETWORKS CORP NEW         COMMON           656568102     345      76,778  SH        DEFINED  1,2,3,4           76,778
NORTEL NETWORKS CORP NEW         COMMON           656568102     423      94,126  SH        OTHER    1,2,3,4           94,126

NORTHROP GRUMMAN CORP            COMMON           666807102   6,841      60,509  SH        OTHER    1,2,3,4           60,509

ONI SYSTEMS CORP                 COMMON           68273F103     470      76,100  SH        OTHER    1,2,3,4           76,100
ONI SYSTEMS CORP                 COMMON           68273F103     363      58,900  SH        OTHER    1,2,3,5           58,900

PANCANADIAN ENERGY CORP          COMMON           69831A107     263       8,840  SH        OTHER    1,2,3,5            8,840

PENNZOIL-QUAKER STATE COMPAN     COMMON           709323109   2,755     128,337  SH        OTHER    1,2,3,4          128,337
PENNZOIL-QUAKER STATE COMPAN     COMMON           709323109   2,075      96,663  SH        OTHER    1,2,3,5           96,663

PRI AUTOMATION INC               COMMON           69357H106   1,356      58,167  SH        OTHER    1,2,3,4           58,167
PRI AUTOMATION INC               COMMON           69357H106     798      34,242  SH        OTHER    1,2,3,5           34,242

PRIDE INTL INC DEL               COMMON           74153Q102      75       4,721  SH        OTHER    1,2,3,4            4,721
PRIDE INTL INC DEL               COMMON           74153Q102      76       4,775  SH        OTHER    1,2,3,5            4,775

PRUDENTIAL FINL INC              COMMON           744320102     478      15,401  SH        OTHER    1,2,3,5           15,401
PRUDENTIAL FINL INC              COMMON           744320102     376      12,099  SH        OTHER    1,2,3,4           12,099

QUANTA SVCS INC                  COMMON           74762E102     294      16,981  SH        OTHER    1,2,3,5           16,981
QUANTA SVCS INC                  COMMON           74762E102     225      13,019  SH        OTHER    1,2,3,4           13,019

QWEST COMMUNICATIONS INTL IN     COMMON           749121109     404      49,173  SH        DEFINED  1,2,3,4           49,173
QWEST COMMUNICATIONS INTL IN     COMMON           749121109     619      75,362  SH        OTHER    1,2,3,4           75,362

RATIONAL SOFTWARE CORP           COMMON NEW       75409P202   2,197     138,774  SH        OTHER    1,2,3,4          138,774

RTS BANK UTD CORP LITIGATN CONT  RIGHT 99/99/9999 065416117      25     191,539  SH        OTHER    1,2,3,5          191,539
RTS BANK UTD CORP LITIGATN CONT  RIGHT 99/99/9999 065416117      51     393,192  SH        OTHER    1,2,3,4          393,192

SANMINA SCI CORP                 COMMON           800907107     693      58,968  SH        DEFINED  1,2,3,4           58,968
SANMINA SCI CORP                 COMMON           800907107   1,106      94,126  SH        OTHER    1,2,3,4           94,126

SCHWAB CHARLES CORP NEW          COMMON           808513105     642      49,047  SH        DEFINED  1,2,3,4           49,047
SCHWAB CHARLES CORP NEW          COMMON           808513105   1,594     121,762  SH        OTHER    1,2,3,4          121,762

SCRIPPS E W CO OHIO              CL A             811054204   1,534      18,684  SH        OTHER    1,2,3,4           18,684

SECURITY CAP GROUP INC           CL B             81413P204  11,874     466,176  SH        OTHER    1,2,3,4          466,176
SECURITY CAP GROUP INC           CL B             81413P204   9,361     367,524  SH        OTHER    1,2,3,5          367,524

SPX CORP                         COMMON           784635104   1,274       9,000  SH        OTHER    1,2,3,4            9,000

STORAGE USA INC                  COMMON           861907103   1,784      41,877  SH        OTHER    1,2,3,4           41,877
STORAGE USA INC                  COMMON           861907103   1,016      23,848  SH        OTHER    1,2,3,5           23,848

TELEFONICA  S A                  SPONSORED ADR    879382208   1,340      40,480  SH        DEFINED  1,2,3,4           40,480
TELEFONICA  S A                  SPONSORED ADR    879382208   3,528     106,542  SH        OTHER    1,2,3,4          106,542

TERADYNE INC                     COMMON           880770102   6,996     177,438  SH        OTHER    1,2,3,4          177,438

TEXAS INSTRS INC                 COMMON           882508104     921      27,837  SH        DEFINED  1,2,3,4           27,837

LIMITED INC                      COMMON           532716107   4,624     258,304  SH        OTHER    1,2,3,4          258,304
LIMITED INC                      COMMON           532616107     290      16,190  SH        OTHER    1,2,3,5           16,190

TRAVELOCITY COM INC              COMMON           893953109   1,211      43,282  SH        OTHER    1,2,3,5           43,282
TRAVELOCITY COM INC              COMMON           893953109   1,553      55,518  SH        OTHER    1,2,3,4           55,518


TRW INC                          COMMON           872649108   4,500      87,436  SH        OTHER    1,2,3,5           87,436
TRW INC                          COMMON           872649108   5,562     108,064  SH        OTHER    1,2,3,4          108,064

TYCO INTL LTD NEW                COMMON           902124106   1,194      36,944  SH        OTHER    1,2,3,5           36,944
TYCO INTL LTD NEW                COMMON           902124106   2,445      75,651  SH        DEFINED  1,2,3,4           75,651
TYCO INTL LTD NEW                COMMON           902124106   6,305     195,085  SH        OTHER    1,2,3,4          195,085

USA NETWORKS INC                 COMMON           902984103     197       6,192  SH        OTHER    1,2,3,4            6,192
USA NETWORKS INC                 COMMON           902984103     280       8,808  SH        OTHER    1,2,3,5            8,808

VERISIGN INC                     COMMON           92343E102   1,830      67,781  SH        OTHER    1,2,3,4           67,781

VERITAS SOFTWARE CO              COMMON           923436109   2,695      61,491  SH        OTHER    1,2,3,4           61,491

VIACOM INC                       CL B             925524308   2,214      45,777  SH        DEFINED  1,2,3,4           45,777
VIACOM INC                       CL B             925524308   4,258      88,040  SH        OTHER    1,2,3,4           88,040

VIDAMED INC                      COMMON           926530106     289      36,642  SH        OTHER    1,2,3,5           36,642
VIDAMED INC                      COMMON           926530106     499      63,358  SH        OTHER    1,2,3,4           63,358

VIVENDI UNIVERSAL                SPON ADR NEW     92851S204     868      22,558  SH        DEFINED  1,2,3,4           22,558
VIVENDI UNIVERSAL                SPON ADR NEW     92851S204   1,109      28,809  SH        OTHER    1,2,3,4           28,809

WACKENHUT CORP                   COMMON SER B     929794303   1,456      44,716  SH        OTHER    1,2,3,5           44,716
WACKENHUT CORP                   COMMON SER B     929794303   1,801      55,284  SH        OTHER    1,2,3,4           55,284

WASHINGTON MUT INC               COMMON           939322103   3,221      97,209  SH        DEFINED  1,2,3,4           97,209
WASHINGTON MUT INC               COMMON           939322103   6,686     201,812  SH        OTHER    1,2,3,4          201,812

WELLS FARGO & CO NEW             COMMON           949746101   8,109     164,140  SH        OTHER    1,2,3,4          164,140

WORLDCOM INC GA NEW              WRLDCOM GPCOM    98157D106   1,009     149,691  SH        OTHER    1,2,3,4          149,691

YAHOO INC                        COMMON           984332106     721      39,022  SH        OTHER    1,2,3,4           39,022
